Balances and Transactions with Related Parties (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Disclosure of transactions between related parties [line items]
Payables | ₪	₪ 328		₪ 302
USD [Member]
Disclosure of transactions between related parties [line items]
Payables | $		$ 88